Note 14 - Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2017	57,678	7.58
Vested	57,678	7.58
Non-vested, December 31, 2017	—	—